Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Number of Common Shares
Number of common shares

	2021	2020
Common shares, beginning of year	597,142,219	524,223,323
Public offering	67,611,465	66,130,063
Dividend reinvestment plan	6,184,686	5,217,071
Exercise of share-based awards (c)	1,020,020	1,565,537
Conversion of convertible debentures	1,886	6,225
Common shares, end of year	671,960,276	597,142,219

Schedule of Shares Issued and Outstanding
The Company has the following preferred shares, Series A and preferred shares, Series D issued and outstanding as at December 31, 2021 and 2020:

Preferred shares	Number of shares	Price per share		Carrying amount C$		Carrying amount $
Series A	4,800,000	C$	25	C$	116,546	$100,463
Series D	4,000,000	C$	25	C$	97,259	$83,836
						$184,299

Schedule of Share-based Compensation Expense
For the year ended December 31, 2021, AQN recorded $8,395 (2020 - $24,637) in total share-based compensation expense as follows:

	2021	2020
Share options	$939	$1,743
Director deferred share units	821	870
Employee share purchase	592	511
Performance and restricted share units	6,043	21,513
Total share-based compensation	$8,395	$24,637

Schedule of Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2021		2020
Risk-free interest rate	1.1%		1.2%
Expected volatility	23%		24%
Expected dividend yield	4.1%		4.1%
Expected life	5.50 years		5.50 years
Weighted average grant date fair value per option	C$	2.46	C$	2.72

Schedule of Stock Option Activity
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2020	3,523,912	C$	13.09	5.87	C$	18,609
Granted	999,962	16.78		7.27	—
Exercised	(2,386,275)	12.52		5.16	18,465
Forfeited	(27,151)	14.96		—	—
Balance, December 31, 2020	2,110,448	C$	15.45	6.55	C$	11,604
Granted	437,006	19.64		7.22	—
Exercised	(506,926)	13.92		5.95	1,453
Forfeited	—	—		—	—
Balance, December 31, 2021	2,040,528	C$	15.45	6.11	C$	3,145
Exercisable, December 31, 2021	1,398,668	C$	16.09	5.83	C$	3,247

Schedule of Performance Stock Units
A summary of the PSUs and RSUs follows:

	Number of awards	Weighted average grant-date fair value		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2020	2,412,043	C$	14.00	1.86	C$	44,309
Granted, including dividends	1,313,171	19.31		2.00	24,966
Exercised	(968,470)	14.45		—	20,105
Forfeited	(35,537)	15.62		—	745
Balance, December 31, 2020	2,721,207	C$	16.58	0.93	C$	54,560
Granted, including dividends	805,433	19.94		2.77	12,881
Exercised	(865,067)	13.79		—	17,005
Forfeited	(217,901)	18.64		—	3,981
Balance, December 31, 2021	2,443,672	C$	18.07	1.72	C$	44,646
Exercisable, December 31, 2021	775,674	C$	16.12		C$	14,172